Related parties transactions (Details Narrative)		1 Months Ended		12 Months Ended
	Oct. 02, 2025	Dec. 31, 2023 shares	Jul. 31, 2023 shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2025 shares	Nov. 30, 2024 shares
Guarantor and Issuer, Guaranteed Security [Line Items]
Number of shares issued				65,000	65,000	1,140,388
Share percent rate		327,142	327,142
Mr.Langton [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Share percent rate	0.50			0.50
Mr.Langton [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Number of shares issued				6,000
Employment agreement [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Short term incentive | $				$ 98,589
Employeement agreement [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Number of shares issued				34,400
Share percent rate				0.50
Mr langton [member] | Snowflower holdings pty ltd [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Number of shares issued				172,000
Percentage vest and exercisable				50.00%
Mr williams [member] | Champ seven pty ltd [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Number of shares issued				14,400
Percentage vest and exercisable				50.00%
MrTaylor [Member] | Nalaroo holdings pty ltd [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Number of shares issued				73,600
Percentage vest and exercisable				50.00%
Mr hart [member] | J hart family trust account [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Number of shares issued				47,600
Percentage vest and exercisable				50.00%